Condensed consolidated income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed consolidated income statement
Interest receivable	£ 12,673	£ 12,290
Interest payable	(6,553)	(6,882)
Net interest income	6,120	5,408
Fees and commissions receivable	1,608	1,567
Fees and commissions payable	(368)	(348)
Trading income	575	350
Other operating income	50	157
Non-interest income	1,865	1,726
Total income	7,985	7,134
Staff costs	(2,129)	(2,147)
Premises and equipment	(587)	(579)
Other administrative expenses	(745)	(823)
Depreciation and amortisation	(557)	(508)
Operating expenses	(4,018)	(4,057)
Profit before impairment losses	3,967	3,077
Impairment losses	(382)	(48)
Operating profit before tax	3,585	3,029
Tax charge	(910)	(801)
Profit from continuing operations	2,675	2,228
Profit from discontinued operations, net of tax		11
Profit for the period	2,675	2,239
Attributable to:
Ordinary shareholders	2,488	2,099
Paid-in equity holders	186	129
Non-controlling interests	1	11
Profit for the period	£ 2,675	£ 2,239
Per ordinary share
Earnings per ordinary share - continuing operations	£ 0.309	£ 0.241
Earnings per ordinary share - discontinued operations		0.001
Total earnings per share attributable to ordinary shareholders - basic	0.309	0.242
Earnings per ordinary share - fully diluted continuing operations	0.305	0.239
Earnings per ordinary share - fully diluted discontinued operations		0.001
Total earnings per share attributable to ordinary shareholders - fully diluted	£ 0.305	£ 0.24